DERIVATIVE FINANCIAL INSTRUMENTS - CONTINGENT FEATURES (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Aggregate fair value of net liability position	$ 10	$ 6
Aggregate fair value of additional collateral	13
San Diego Gas and Electric Company [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Aggregate fair value of net liability position	0	$ 5
Aggregate fair value of additional collateral	$ 3